RELATED PARTY TRANSACTIONS - Finance cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Total	Rp 1,190	Rp 1,123	Rp 1,456
% of total finance costs	25.37%	27.55%	33.14%
Ministry of Finance
Transactions with related parties
Total	Rp 5	Rp 10	Rp 17
% of total finance costs	0.11%	0.25%	0.39%
Entities under common control
Transactions with related parties
Total	Rp 1,185	Rp 1,113	Rp 1,439
% of total finance costs	25.26%	27.30%	32.75%
State-owned banks
Transactions with related parties
Total	Rp 1,111	Rp 1,004	Rp 1,247
% of total finance costs	23.68%	24.63%	28.38%
Sarana Multi Infrastruktur
Transactions with related parties
Total	Rp 74	Rp 109	Rp 192
% of total finance costs	1.58%	2.67%	4.37%